Income Taxes (Details 3) ¥ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	¥ 267,002	$ 38,834,000	¥ 260,846
Inventories	9,523	1,385,000	4,071
Employee benefits	27,554	4,008,000	30,362
Accrued warranty	123,053	17,897,000	133,217
Property, plant and equipment and fixed asset related subsidies	1,314,404	191,172,000	1,323,158
Net operating loss carryforwards	1,849,138	268,946,000	1,648,305
Investment loss	6,576	956,000	6,576
Provision for inventory purchase commitment	222,728	32,394,000	212,677
Total gross deferred income tax assets	3,819,978	555,592,000	3,619,212
Valuation allowance	(3,819,978)	(555,592,000)	(3,619,020)	$ (526,365,000)	¥ (3,352,131)	$ 0	¥ (2,691,684)
Net deferred income tax assets	0	0	192
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(1,280,000)	(8,804)
Withholding income tax	0	0	(4,501)
Total gross deferred income tax liabilities	¥ (8,804)	$ (1,280,000)	¥ (13,305)